PROPERTY AND EQUIPMENT, NET - Region wise (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 5,687	$ 6,201	$ 7,335
United States
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,850	2,098	2,748
EMEA(1)
Property, Plant and Equipment [Line Items]
Property and equipment, net	3,282	3,436	3,607
All other countries
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 555	$ 667	$ 980